Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017		Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		$ 20,818
Book Value	$ 3,646,871			$ 2,336,831
Gain		20
Deferred Gain		0
Loss	0	(21,027)	[1]
TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		20,790
Gain		0
Deferred Gain		0
Loss		(21,027)
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		28
Gain		20
Deferred Gain		0
Loss		0
Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	10,175
Gain	10,175
Deferred Gain	0
Loss	0
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	4,941,653	41,825		$ 3,662,905
Book Value | TI Topaz
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		41,817
Book Value | Other
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		$ 8
Book Value | Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 0

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.